Property and Equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 308,293	$ 120,928
Less accumulated depreciation and amortization	(75,229)	(17,285)
Property, plant and equipment, net	233,064	103,643
Computer and Test Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	206,499	73,290
Web Site Development Cost [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	39,870	39,870
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	32,845	1,777
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	10,791	$ 5,991
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 18,288